Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 120,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	16,572.00
Total Offset Amount	16,572.00
Net Fee	$ 0.00